S000107972 [Member] Fees and Expenses - William Blair International Equity ETF	Jun. 30, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES:
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” reflect estimated expenses for the Fund’s first fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other exchange-traded funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same (except that the example incorporates the Fund’s fee waiver for only the period through which it is in effect). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is new and therefore does not have a historical portfolio turnover rate.